Trade accounts and other accounts payable - Additional information (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)
Trade accounts and other accounts payable
Provisions	$ 2,000	$ 39,340	$ 2,000	$ 39,320